Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Tax income from unrealized gains (losses) on marketable securities	$ 146	$ 70
Tax income unrealized gains (losses) on cash flow hedges	$ 6	$ 9